COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets Pledged

(in millions of $)	June 30, 2022	December 31, 2021
Vessels and equipment, net	2,308	2,107
Investments in sales-type, direct financing leases and leaseback assets	127	203
Book value of consolidated assets pledged under ship mortgages	2,435	2,310

Schedule of assets with finance lease liabilities	Assets with finance lease liabilities

(in millions of $)	June 30, 2022	December 31, 2021
Vessels under finance lease, net	636	656
Total book value	636	656